LONG TERM NOTES PAYABLE	6 Months Ended
Jun. 30, 2011
LONG TERM NOTES PAYABLE
NOTE 6. – LONG TERM NOTES PAYABLE

Long term notes payable, net of unamortized discount, consisted of the following as of the dates set forth below:

	June 30,	December 31,
	2011	2010

Convertible note dated March 31, 2011	$237,000	$-
Note dated date March 30, 2011	350,000	-
Total long term notes	587,000	-

Notes dated September 15 and October 15, 2009, net of unamortized discount	23,223	20,557

Note dated May 27, 2010	-	45,000
Note dated January 25, 2011	140,000	-
Total long term notes to shareholders	163,223	65,557

Total long term debt	750,223	65,557
Less current portion	(123,223)	-

	$627,000	$65,557

Convertible Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the amount of $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. Principal payments together with accrued interest are due as follows: $50,000 each January 1, 2012, May 1, 2012, August 1, 2012 and November 1, 2012; and $37,000 January 1, 2013, the maturity date. The note is convertible into common stock of 22nd Century Group at the option of the holder and the earliest the note can be exercised is 90 days after the Company’s registration statement covering 5,434,446 shares of common stock is declared effective by the Securities Exchange Commission. The conversion rate will be determined at the time of conversion based on the average of the closing price of the Company’s common stock on the day of and day after the conversion date.

 Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest are due on July 1, 2012. This maturity date is automatically accelerated if the Company receives funding of $5,000,000 or more prior to July 1, 2012.

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of $15,000 and $10,000, respectively.  In conjunction with the $15,000 note, a warrant to purchase 185,503 common shares of 22nd Century Ltd at less than $.0001 per unit was issued, and in conjunction with the $10,000 note, a warrant to purchase 92,751 common shares of 22nd Century Ltd at less than $.0001 per unit was issued.  The warrants were valued at $11,301 for the $15,000 note and $6,962 for the $10,000 note, were recorded as discounts to the respective notes payable and are being amortized over the term of each note which significantly adjusts the effective interest rate. The intrinsic value of the warrants at the time of issuance was determined to be $68,750; the debt discount recorded was based on allocating the $25,000 in transaction proceeds proportionally between the notes and the warrants. The notes bear interest at a rate of 10% and the outstanding principal and interest is due and payable at maturity - January 31, 2012 in each case. As of June 30, 2011, the total outstanding principal and unamortized debt discounts for the two notes amounted to $25,000 and $1,777 (as compared to $25,000 and $4,442 at December 31, 2010), respectively.  The warrants were exercised in 2010 prior to the Merger.

Note Dated May 27, 2010 (unsecured) - On May 27, 2010, the Company issued a note for $45,000. The note bears interest at an annual rate of 10%, which was due with the principal amount on January 31, 2012.  The note was satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 Private Placement.

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest.